Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2018
Registrant Name	dei_EntityRegistrantName	Tributary Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000932381
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2018
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018
Tributary Short-Intermediate Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tributary Short-Intermediate Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Tributary Short-Intermediate Bond Fund (the “Fund”) seeks to maximize total return in a manner consistent with the generation of current income, preservation of capital, and reduced price volatility.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 80%, of its net assets, plus any borrowing for investment purposes, in fixed income securities. The Fund invests primarily in debt securities rated within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s sub-adviser, First National Fund Advisers. The Fund may invest up to 20% of its assets in bonds and other fixed income securities rated below such ratings (“junk” or “high yield” bonds), but no lower than a B rating by an NRSRO at the time of purchase. The Fund seeks to maintain a dollar-weighted average portfolio maturity of one to five years. The dollar-weighted average portfolio maturity is measured from the portion of the Fund’s assets that are invested in fixed income securities. The Fund does not place specific limits on duration. Under normal market conditions, the Fund will invest no more than 75% of its assets in asset-backed securities and/or mortgage-backed securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

Interest Rate Risk: The value of debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

Reinvestment Risk: If interest rates decline when a debt security is held by the Fund or matures, the cash flows from that security will likely be reinvested at a lower interest rate.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. When private entities create pass-through pools of conventional residential mortgage loans, such issuers may, in addition, be the guarantors of the mortgage-backed securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Mortgage-Backed and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in the value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History for Past 10 Years
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund's performance has varied from year-to-year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tributaryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Institutional Class (%) Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Institutional Class’ total return for the six-month period ended June 30, 2018 was -0.15%.
Best Quarter	Worst Quarter
09/30/09	06/30/08
2.88%	-1.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tributary Short-Intermediate Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOSIX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1]
Total Annual Fund Operating Expenses Less Fee Waiver	rr_NetExpensesOverAssets	0.77%
One Year	rr_ExpenseExampleYear01	$ 79
Three Years	rr_ExpenseExampleYear03	343
Five Years	rr_ExpenseExampleYear05	627
Ten Years	rr_ExpenseExampleYear10	$ 1,437
Annual Return 2008	rr_AnnualReturn2008	2.58%
Annual Return 2009	rr_AnnualReturn2009	6.16%
Annual Return 2010	rr_AnnualReturn2010	3.96%
Annual Return 2011	rr_AnnualReturn2011	2.11%
Annual Return 2012	rr_AnnualReturn2012	4.71%
Annual Return 2013	rr_AnnualReturn2013	0.53%
Annual Return 2014	rr_AnnualReturn2014	1.23%
Annual Return 2015	rr_AnnualReturn2015	0.67%
Annual Return 2016	rr_AnnualReturn2016	1.89%
Annual Return 2017	rr_AnnualReturn2017	1.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Institutional Class' total return for the six-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.22%)
1 Year	rr_AverageAnnualReturnYear01	1.99%
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	2.57%
Tributary Short-Intermediate Bond Fund | Institutional Plus Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOSPX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses Less Fee Waiver	rr_NetExpensesOverAssets	0.54%
One Year	rr_ExpenseExampleYear01	$ 55
Three Years	rr_ExpenseExampleYear03	214
Five Years	rr_ExpenseExampleYear05	387
Ten Years	rr_ExpenseExampleYear10	$ 889
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	2.73%
Tributary Short-Intermediate Bond Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.07%
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	1.53%
Tributary Short-Intermediate Bond Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.12%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	1.57%
Tributary Short-Intermediate Bond Fund | Bloomberg Barclays U.S. Government/Credit 1-5 Year Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.27%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	2.46%
Tributary Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tributary Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tributary Income Fund (the “Fund”) seeks the generation of current income in a manner consistent with preserving capital and maximizing total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 80%, of its net assets, plus any borrowing for investment purposes, in fixed income securities. The Fund invests primarily in debt securities rated within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s sub-adviser. The Fund may invest up to 20% of its assets in fixed income securities rated below such ratings (“junk” or “high yield” bonds), but no lower than a B rating by an NRSRO at the time of purchase. The Fund seeks to maintain a dollar-weighted average portfolio maturity of four years or more. The dollar-weighted average portfolio maturity is measured from the portion of the Fund’s assets that are invested in fixed income securities. The Fund does not place specific limits on duration. Under normal market conditions, the Fund will invest no more than 75% of its assets in asset-backed and/or mortgage-backed securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

Interest Rate Risk: The value of debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

Reinvestment Risk: If interest rates decline when a debt security is held by the Fund or matures, the cash flows from that security will likely be reinvested at a lower interest rate.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. When private entities create pass-through pools of conventional residential mortgage loans, such issuers may, in addition, be the guarantors of the mortgage-backed securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Mortgage-Backed and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in the value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History for Past 10 Years
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund's performance has varied from year-to-year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tributaryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Institutional Class (%) Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Institutional Class’ total return for the six-month period ended June 30, 2018 was -1.40%.
Best Quarter	Worst Quarter
09/30/09	12/31/16
4.69%	-2.81%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tributary Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOINX
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Total Annual Fund Operating Expenses Less Fee Waiver	rr_NetExpensesOverAssets	0.78%
One Year	rr_ExpenseExampleYear01	$ 80
Three Years	rr_ExpenseExampleYear03	399
Five Years	rr_ExpenseExampleYear05	741
Ten Years	rr_ExpenseExampleYear10	$ 1,708
Annual Return 2008	rr_AnnualReturn2008	0.73%
Annual Return 2009	rr_AnnualReturn2009	8.01%
Annual Return 2010	rr_AnnualReturn2010	6.68%
Annual Return 2011	rr_AnnualReturn2011	7.30%
Annual Return 2012	rr_AnnualReturn2012	6.05%
Annual Return 2013	rr_AnnualReturn2013	(0.87%)
Annual Return 2014	rr_AnnualReturn2014	5.63%
Annual Return 2015	rr_AnnualReturn2015	0.50%
Annual Return 2016	rr_AnnualReturn2016	2.79%
Annual Return 2017	rr_AnnualReturn2017	3.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Institutional Class' total return for the six-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.81%)
1 Year	rr_AverageAnnualReturnYear01	3.85%
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	4.02%
Tributary Income Fund | Institutional Plus Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOIPX
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses Less Fee Waiver	rr_NetExpensesOverAssets	0.60%
One Year	rr_ExpenseExampleYear01	$ 61
Three Years	rr_ExpenseExampleYear03	240
Five Years	rr_ExpenseExampleYear05	433
Ten Years	rr_ExpenseExampleYear10	$ 993
1 Year	rr_AverageAnnualReturnYear01	4.06%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	4.14%
Tributary Income Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.60%
5 Years	rr_AverageAnnualReturnYear05	1.15%
10 Years	rr_AverageAnnualReturnYear10	2.68%
Tributary Income Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.17%
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	2.56%
Tributary Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Tributary Nebraska Tax-Free Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tributary Nebraska Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tributary Nebraska Tax-Free Fund (the “Fund”) seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Plus Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests not less than 80% of its assets (defined as net assets plus borrowings for investment purposes), in municipal securities that generate income exempt from Nebraska state income tax and federal income tax, including the alternative minimum tax. The Fund will not invest more than 10% of its assets in the types of municipal securities that pay interest subject to alternative minimum tax. The Fund invests primarily in debt securities within the four highest credit categories (AAA, AA, A, BBB or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s Sub-Adviser.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of between three and fifteen years. The dollar-weighted average portfolio maturity is measured from the portion of the Fund’s assets that are invested in fixed-income securities. The Fund’s investment Sub-Adviser uses a longer-term, value-oriented strategy and looks for municipal securities that offer attractive yields for the assumed level of credit risk.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. These securities include revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Fund may purchase municipal securities that represent lease obligations in an amount not to exceed 10% of its total assets.

The Fund may also invest in high yield or “junk bonds,” which are those bonds with a credit rating of below BBB- (or equivalent) by an NRSRO.

The Fund is non-diversified.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Municipal Securities Risk. Municipal securities can be significantly affected by adverse tax, legislative, or political changes, changes in the financial condition of the obligors of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Certain types of municipal securities that the Fund may hold may be less “liquid,” or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

•	General Obligation Bonds. General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

•	Lease Revenue Bonds. Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund.

•	Revenue Bonds. Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. Municipal securities backed by current or anticipated revenues from a specific facility or specific revenue source can be negatively affected by the inability to collect revenues for the project.

Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

Interest Rate Risk: The value of debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

Reinvestment Risk: If interest rates decline when a debt security is held by the Fund or matures, the cash flows from that security will likely be reinvested at a lower interest rate.

Prepayment Risk: Certain municipal securities are exposed to prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during a period of declining interest rates. Such refinancings and prepayments will tend to lower the Fund’s return and could result in losses to the Fund if it acquired some securities at a premium.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds may be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Non-Diversification Risk: Because the Fund is non-diversified and invests primarily in Nebraska municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Nebraska municipal securities in which the Fund invests. Nebraska’s economy is heavily agricultural and changes in the agricultural sector can affect taxes and other municipal revenues.

Risk of Taxation: Although the Fund seeks to invest primarily in securities that are not subject to regular federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. To the extent that the Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and invests primarily in Nebraska municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Nebraska municipal securities in which the Fund invests. Nebraska's economy is heavily agricultural and changes in the agricultural sector can affect taxes and other municipal revenues.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History for Past 10 Years
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance information from December 31, 2007 to December 31, 2015 reflects the performance of the Fund’s predecessor common trust fund. The common trust fund had investment objectives, policies, restrictions and guidelines that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha. The Fund commenced business on January 1, 2016. The performance of the Predecessor Fund was calculated net of the Predecessor Fund’s fees and expenses. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Fund, the performance would have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. The predecessor common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund's performance has varied from year-to-year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tributaryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Institutional Plus Class (%) Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Institutional Plus Class’ total return for the six-month period ended June 30, 2018 was -0.32%.
Best Quarter	Worst Quarter
09/30/09	12/31/16
3.89%	-2.71%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Tributary Nebraska Tax-Free Fund | Institutional Plus Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FONPX
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total Annual Fund Operating Expenses Less Fee Waiver	rr_NetExpensesOverAssets	0.45%
One Year	rr_ExpenseExampleYear01	$ 46
Three Years	rr_ExpenseExampleYear03	192
Five Years	rr_ExpenseExampleYear05	351
Ten Years	rr_ExpenseExampleYear10	$ 814
Annual Return 2008	rr_AnnualReturn2008	3.41%
Annual Return 2009	rr_AnnualReturn2009	6.87%
Annual Return 2010	rr_AnnualReturn2010	2.79%
Annual Return 2011	rr_AnnualReturn2011	7.03%
Annual Return 2012	rr_AnnualReturn2012	3.59%
Annual Return 2013	rr_AnnualReturn2013	(1.48%)
Annual Return 2014	rr_AnnualReturn2014	7.12%
Annual Return 2015	rr_AnnualReturn2015	3.10%
Annual Return 2016	rr_AnnualReturn2016	(0.20%)
Annual Return 2017	rr_AnnualReturn2017	3.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Institutional Plus Class' total return for the six-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.71%)
1 Year	rr_AverageAnnualReturnYear01	3.31%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Tributary Nebraska Tax-Free Fund | After Taxes on Distributions | Institutional Plus Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.29%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Tributary Nebraska Tax-Free Fund | After Taxes on Distributions and Sales | Institutional Plus Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Tributary Nebraska Tax-Free Fund | Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17) (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.33%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Tributary Nebraska Tax-Free Fund | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.45%
5 Years	rr_AverageAnnualReturnYear05	3.02%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Tributary Balanced Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tributary Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tributary Balanced Fund (the “Fund”) seeks capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Based on the assessment of market conditions by the investment Sub-Adviser, the Fund will allocate its assets among stocks, fixed income securities, and cash equivalents. The Fund will normally invest 25% to 75% of its assets in stocks and convertible securities and at least 25% of its total assets in fixed income securities. The Fund may also invest in preferred stocks and warrants. The Fund may invest in securities issued by companies with large, medium, or small capitalizations.

With respect to the equity portion of the Fund, the Sub-Adviser intends to target companies with above average sales and earnings growth characteristics and below average valuations with a focus on investing in companies that have an improving profit outlook. The Sub-Adviser employs strategies to control the risks of the Fund’s equity holdings, including diversifying stockholdings across the major economic sectors and individual companies.

With respect to the fixed income portion of the Fund, the Sub-Adviser intends to invest primarily in fixed income securities rated, at the time of purchase, within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s Sub-Adviser. However, also with respect to the fixed income portion of the Fund, the Fund may invest up to 20% of that portion in fixed income securities rated below such ratings (“junk” or “high yield” bonds) but not lower than a B rating by an NRSRO at the time of purchase. In addition, the sub-adviser seeks to maintain a dollar-weighted average maturity of three years or more for its fixed income allocation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities, including common stocks, preferred stocks, warrants and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Warrants Risk. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant. The market for warrants may be very limited.

Large-Cap Stock Risk: Large-cap companies may be unable to respond quickly to new competitive challenges like changes in technology or consumer taste, and also may not be able to attain the high growth rates of successful, smaller companies, especially during periods of economic expansion.

Mid-Cap and Small-Cap Stock Risk: The prices of securities of mid-cap and small-cap companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-cap and small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

Interest Rate Risk: The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Reinvestment Risk: If interest rates decline when a debt security is held by the Fund or matures, the cash flows from that security will likely be reinvested at a lower interest rate.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. When private entities create pass-through pools of conventional residential mortgage loans, such issuers may, in addition, be the guarantors of the mortgage-backed securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Mortgage-Backed and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in the value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History for Past 10 Years
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund's performance has varied from year-to-year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The composite index is intended to provide a single benchmark that more accurately reflects the composition of securities held by the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tributaryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Institutional Class (%) Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Institutional Class’ total return for the six-month period ended June 30, 2018 was 1.95%.
Best Quarter	Worst Quarter
06/30/09	09/30/08
16.86%	-11.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tributary Balanced Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOBAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4]
Total Annual Fund Operating Expenses Less Fee Waiver	rr_NetExpensesOverAssets	1.04%
One Year	rr_ExpenseExampleYear01	$ 106
Three Years	rr_ExpenseExampleYear03	380
Five Years	rr_ExpenseExampleYear05	675
Ten Years	rr_ExpenseExampleYear10	$ 1,514
Annual Return 2008	rr_AnnualReturn2008	(22.56%)
Annual Return 2009	rr_AnnualReturn2009	24.63%
Annual Return 2010	rr_AnnualReturn2010	17.56%
Annual Return 2011	rr_AnnualReturn2011	5.74%
Annual Return 2012	rr_AnnualReturn2012	9.16%
Annual Return 2013	rr_AnnualReturn2013	21.90%
Annual Return 2014	rr_AnnualReturn2014	5.81%
Annual Return 2015	rr_AnnualReturn2015	1.55%
Annual Return 2016	rr_AnnualReturn2016	3.64%
Annual Return 2017	rr_AnnualReturn2017	13.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Institutional Class' total return for the six-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.98%)
1 Year	rr_AverageAnnualReturnYear01	13.95%
5 Years	rr_AverageAnnualReturnYear05	9.12%
10 Years	rr_AverageAnnualReturnYear10	7.32%
Tributary Balanced Fund | Institutional Plus Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOBPX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total Annual Fund Operating Expenses Less Fee Waiver	rr_NetExpensesOverAssets	0.85%
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	310
Five Years	rr_ExpenseExampleYear05	551
Ten Years	rr_ExpenseExampleYear10	$ 1,243
1 Year	rr_AverageAnnualReturnYear01	14.22%
5 Years	rr_AverageAnnualReturnYear05	9.35%
10 Years	rr_AverageAnnualReturnYear10	7.45%
Tributary Balanced Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.84%
5 Years	rr_AverageAnnualReturnYear05	7.44%
10 Years	rr_AverageAnnualReturnYear10	6.27%
Tributary Balanced Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.60%
5 Years	rr_AverageAnnualReturnYear05	7.04%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Tributary Balanced Fund | Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.20%
5 Years	rr_AverageAnnualReturnYear05	9.88%
10 Years	rr_AverageAnnualReturnYear10	6.79%
Tributary Balanced Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.13%
5 Years	rr_AverageAnnualReturnYear05	15.58%
10 Years	rr_AverageAnnualReturnYear10	8.60%
Tributary Balanced Fund | Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.14%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Tributary Growth Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tributary Growth Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tributary Growth Opportunities Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund intends to invest at least 80% of its assets in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights. The Fund may also invest up to 35% of its assets in preferred stocks and warrants. The Fund may invest in securities issued by companies with large, medium, or small capitalization. The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”).

The Sub-Adviser seeks to implement a core growth approach to the portfolio that targets companies with above average growth characteristics and below average valuations. The focus is on investing in companies with sustainable above average growth in sales, earnings, and intrinsic value. The Sub-Adviser employs strategies to control risk and the Fund’s holdings are diversified across the major economic sectors and individual companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities, including common stocks, preferred stocks, rights and warrants and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Rights and Warrants Risk: Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. If a right or warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right or warrant. The market for rights and warrants may be very limited.

Large-Cap Stock Risk: Large-cap companies may be unable to respond quickly to new competitive challenges like changes in technology or consumer taste, and also may not be able to attain the high growth rates of successful, smaller companies, especially during periods of economic expansion.

Mid-Cap and Small-Cap Stock Risk: The prices of securities of mid-cap and small-cap companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-cap and small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Growth Investing Risk: The Fund’s growth approach to its equity investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. There is also a risk that the stocks selected for this Fund may not grow as the sub-adviser anticipated.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

ADR Risk: In sponsored ADR programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored ADR programs, the issuer may not be involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored ADR programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of the sponsored program.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

•	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

•	Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

•	Interest Rate Risk: The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Options Risk: The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) underlying the options which may cause investment losses for the Fund. Over-the-counter options expose the Fund to counterparty risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History for Past 10 Years
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund's performance has varied from year-to-year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tributaryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Institutional Class (%) Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Institutional Class’ total return for the six-month period ended June 30, 2018 was 5.58%.
Best Quarter	Worst Quarter
06/30/09	09/30/11
18.21%	-23.29%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tributary Growth Opportunities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOGRX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[5]
Total Annual Fund Operating Expenses Less Fee Waiver	rr_NetExpensesOverAssets	1.13%
One Year	rr_ExpenseExampleYear01	$ 115
Three Years	rr_ExpenseExampleYear03	402
Five Years	rr_ExpenseExampleYear05	710
Ten Years	rr_ExpenseExampleYear10	$ 1,584
Annual Return 2008	rr_AnnualReturn2008	(32.29%)
Annual Return 2009	rr_AnnualReturn2009	28.16%
Annual Return 2010	rr_AnnualReturn2010	29.61%
Annual Return 2011	rr_AnnualReturn2011	(1.69%)
Annual Return 2012	rr_AnnualReturn2012	15.61%
Annual Return 2013	rr_AnnualReturn2013	37.33%
Annual Return 2014	rr_AnnualReturn2014	4.54%
Annual Return 2015	rr_AnnualReturn2015	(3.71%)
Annual Return 2016	rr_AnnualReturn2016	10.98%
Annual Return 2017	rr_AnnualReturn2017	20.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Institutional Class' total return for the six-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.29%)
1 Year	rr_AverageAnnualReturnYear01	20.66%
5 Years	rr_AverageAnnualReturnYear05	13.11%
10 Years	rr_AverageAnnualReturnYear10	9.00%
Tributary Growth Opportunities Fund | Institutional Plus Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOGPX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[5]
Total Annual Fund Operating Expenses Less Fee Waiver	rr_NetExpensesOverAssets	0.94%
One Year	rr_ExpenseExampleYear01	$ 96
Three Years	rr_ExpenseExampleYear03	306
Five Years	rr_ExpenseExampleYear05	533
Ten Years	rr_ExpenseExampleYear10	$ 1,187
1 Year	rr_AverageAnnualReturnYear01	20.86%
5 Years	rr_AverageAnnualReturnYear05	13.35%
10 Years	rr_AverageAnnualReturnYear10	9.14%
Tributary Growth Opportunities Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.59%
5 Years	rr_AverageAnnualReturnYear05	10.17%
10 Years	rr_AverageAnnualReturnYear10	7.26%
Tributary Growth Opportunities Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.92%
5 Years	rr_AverageAnnualReturnYear05	10.01%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Tributary Growth Opportunities Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.27%
5 Years	rr_AverageAnnualReturnYear05	15.30%
10 Years	rr_AverageAnnualReturnYear10	9.10%
Tributary Small Company Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tributary Small Company Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tributary Small Company Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund intends to invest at least 80% of its assets in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights, of companies with small market capitalization. A company’s market capitalization is generally considered “small” if it is less than $5 billion. The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”).

The investment adviser seeks to implement a value oriented approach to the portfolio that targets companies whose stock is trading below what the investment adviser considers its intrinsic value. The investment adviser may also consider other factors, including price-to-earnings ratio, balance sheet strength, cash flow, capital usage efficiency, management style and adaptability, market share, product lines and pricing flexibility, distribution systems, and use of technology to improve productivity and quality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities, including common stocks, preferred stocks, rights and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Rights Risk: Rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. If a right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right. The market for rights may be very limited.

Small-Cap Stock Risk: Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Value Investing Risk: The Fund’s value approach to investing could cause it to underperform other funds that employ a different investment style, depending on market conditions and investor sentiment. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

ADR Risk: In sponsored ADR programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored ADR programs, the issuer may not be involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored ADR programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of the sponsored program.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

•	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

•	Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

•	Interest Rate Risk: The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Options Risk: The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) underlying the options which may cause investment losses for the Fund. Over-the-counter options expose the Fund to counterparty risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History for Past 10 Years
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund's performance has varied from year-to-year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tributaryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Institutional Class (%) Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Institutional Class’ total return for the six-month period ended June 30, 2018 was 4.81%.
Best Quarter	Worst Quarter
09/30/09	12/31/08
21.03%	-23.76%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tributary Small Company Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOSCX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[6]
Total Annual Fund Operating Expenses Less Fee Waiver	rr_NetExpensesOverAssets	1.22%
One Year	rr_ExpenseExampleYear01	$ 124
Three Years	rr_ExpenseExampleYear03	402
Five Years	rr_ExpenseExampleYear05	701
Ten Years	rr_ExpenseExampleYear10	$ 1,550
Annual Return 2008	rr_AnnualReturn2008	(24.86%)
Annual Return 2009	rr_AnnualReturn2009	29.19%
Annual Return 2010	rr_AnnualReturn2010	28.15%
Annual Return 2011	rr_AnnualReturn2011	0.55%
Annual Return 2012	rr_AnnualReturn2012	9.58%
Annual Return 2013	rr_AnnualReturn2013	33.84%
Annual Return 2014	rr_AnnualReturn2014	7.02%
Annual Return 2015	rr_AnnualReturn2015	(0.64%)
Annual Return 2016	rr_AnnualReturn2016	24.93%
Annual Return 2017	rr_AnnualReturn2017	8.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Institutional Class' total return for the six-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.76%)
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	14.04%
10 Years	rr_AverageAnnualReturnYear10	10.21%
Tributary Small Company Fund | Institutional Plus Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOSBX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6]
Total Annual Fund Operating Expenses Less Fee Waiver	rr_NetExpensesOverAssets	0.99%
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	335
Five Years	rr_ExpenseExampleYear05	587
Ten Years	rr_ExpenseExampleYear10	$ 1,309
1 Year	rr_AverageAnnualReturnYear01	8.76%
5 Years	rr_AverageAnnualReturnYear05	14.28%
10 Years	rr_AverageAnnualReturnYear10	10.39%
Tributary Small Company Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.17%
5 Years	rr_AverageAnnualReturnYear05	12.98%
10 Years	rr_AverageAnnualReturnYear10	9.29%
Tributary Small Company Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.86%
5 Years	rr_AverageAnnualReturnYear05	11.12%
10 Years	rr_AverageAnnualReturnYear10	8.24%
Tributary Small Company Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	14.12%
10 Years	rr_AverageAnnualReturnYear10	8.71%
Tributary Small Company Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	13.01%
10 Years	rr_AverageAnnualReturnYear10	8.17%

[1]	The investment adviser contractually agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.54%. Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2019, unless the Board of Directors approves a change in or elimination of the waiver.
[2]	The investment adviser contractually agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.60%. Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2019, unless the Board of Directors approves a change in or elimination of the waiver.
[3]	The investment adviser contractually agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.45%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2019, unless the Board of Directors approves a change in or elimination of the waiver.
[4]	The investment adviser contractually agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.85%. Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2019, unless the Board of Directors approves a change in or elimination of the waiver.
[5]	The investment adviser contractually agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.94%. Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2019, unless the Board of Directors approves a change in or elimination of the waiver.
[6]	The investment adviser contractually agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.99%. Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2019, unless the Board of Directors approves a change in or elimination of the waiver.